Provisions and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Summary of Provisions and Other Non-Current Liabilities

	June 30,	December 31,

	2022	2021

Net defined benefit plan obligations	551	506

Other financial liabilities (see note 12)	241	234

Deferred compensation and employee incentives	77	99

Provisions	86	94

Other non-current liabilities	4	10

Total provisions and other non-current liabilities	959	943